EMPLOYEE BENEFITS - Defined benefit plan expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Current service costs	$ 4	$ 16
Interest costs	5	7
Transfer of profits to benefits	43	28
Total	$ 52	$ 51